Form N-CSR Cover	6 Months Ended
Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Two Missing Funds
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024